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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   September 30,  2005
                                               -------------------------


Check here if Amendment [x]; Amendment Number:   1
                                              --------
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [ x ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Milton Arbitrage Partners LLC
Address:      115 East Putnam Avenue
              Greenwich, CT 06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203) 629-7500

Signature, Place, and Date of Signing:

  /s/ James E. Buck II        Greenwich, Connecticut       February 27, 2006
  --------------------        ----------------------       -----------------
      [Signature]                  [City, State]                 [Date]

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED 11/15/2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0
                                                 -------------

Form 13F Information Table Entry Total:               16
                                                 -------------

Form 13F Information Table Value Total:            $ 81,253
                                                 -------------
                                                   (thousands)




List of Other Included Managers:

None

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                 FORM 13F INFORMATION TABLE (SEPTEMBER 30, 2005)


      COLUMN 1       COLUMN 2        COLUMN 3   COLUMN 4            COLUMN 5        COLUMN 6    COLUMN 7           COLUMN 8
                                                                                                               VOTING AUTHORITY
                                                 VALUE  SHRS OR PRN           PUT/  INVESTMENT  OTHER
NAME OF ISSUER       TITLE OF CLASS  CUSIP      (x1000) AMOUNT       SH/ PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
AMEGY BANCORP INC    COMMON STOCK    02343R102   3357       148351   SH             SOLE                 148351       0        0
-----------------------------------------------------------------------------------------------------------------------------------
AMNET MORTGAGE INC   REITS/RICS      03169A108    831        82150   SH             SOLE                  82150       0        0
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL AUTOMOTIVE   REITS/RICS      139733109   5165       133428   SH             SOLE                 133428       0        0
 REIT COM
-----------------------------------------------------------------------------------------------------------------------------------
CP SHIPS LTD         COMMON STOCK    22409V102   8694       407600   SH             SOLE                 407600       0        0
-----------------------------------------------------------------------------------------------------------------------------------
CYBERGUARD CORP COM  COMMON STOCK    231910100   1942       235391   SH             SOLE                 235391       0        0
-----------------------------------------------------------------------------------------------------------------------------------
FALCONBRIDGE LTD     COMMON STOCK    306104100   2270        84946   SH             SOLE                  84946       0        0
 NEW2005
-----------------------------------------------------------------------------------------------------------------------------------
HIBERNIA CORP        OPTIONS - CALLS 428656902   3004       100000   SH      CALL   SOLE                 100000       0        0
 CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
IMS HEALTH INC COM   COMMON STOCK    449934108  15293       607600   SH             SOLE                 607600       0        0
 STK
-----------------------------------------------------------------------------------------------------------------------------------
IMS HEALTH INC COM   OPTIONS - PUTS  449934958    252        10000   SH      PUT    SOLE                  10000       0        0
 STK
-----------------------------------------------------------------------------------------------------------------------------------
INAMED CORP COM      OPTIONS - CALLS 453235903    628         8300   SH      CALL   SOLE                   8300       0        0
-----------------------------------------------------------------------------------------------------------------------------------
MEDICIS              OPTIONS - CALLS 584690909   1595        49000   SH      CALL   SOLE                  49000       0        0
 PHARMACEUTICAL CORP
-----------------------------------------------------------------------------------------------------------------------------------
PACIFICARE HEALTH    COMMON STOCK    695112102   7978       100000   SH             SOLE                 100000       0        0
 SYSTEMS INC
-----------------------------------------------------------------------------------------------------------------------------------
SPINNAKER EXPL COM   COMMON STOCK    84855W109  21024       325000   SH             SOLE                 325000       0        0
 STK
-----------------------------------------------------------------------------------------------------------------------------------
SPINNAKER EXPL COM   OPTIONS - CALLS 84855W909    647        10000   SH      CALL   SOLE                  10000       0        0
 STK
-----------------------------------------------------------------------------------------------------------------------------------
TBC CORP NEW         COMMON STOCK    872183108   5001       145000   SH             SOLE                 145000       0        0
-----------------------------------------------------------------------------------------------------------------------------------
YORK INTERNATIONAL   COMMON STOCK    986670107   3572        63700   SH             SOLE                  63700       0        0
  CORP COM
-----------------------------------------------------------------------------------------------------------------------------------
                                                81,253
